Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2024
Related Party Transactions Abstract
Disclosure of transactions between related parties [Table Text Block]
	For the Three Months Ended
	September 30, 2024	September 30, 2023

Salaries and Benefits (1)	$138,918	$175,722
Consulting fees (2)	141,250	185,814
Non-cash Options Vested (3)	205,554	254,087
Total	$485,722	$615,623

	For the Six Months Ended
	September 30, 2024	September 30, 2023

Salaries and Benefits (1)	$277,648	$288,957
Consulting fees (2)	$282,500	270,814
Non-cash Options Vested (3)	$497,468	705,779
Total	$1,057,616	$1,265,550